SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Beginning Balance	$ 713,692	$ 803,438
Finite Lived Intangible Assets, Amortization expense	(89,747)	(89,746)
Finite Lived Intangible Assets, Net, Ending Balance	623,945	713,692
Patents And Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning Balance	3,676	3,676
Finite Lived Intangible Assets, Gross, Ending balance	3,676	3,676
License [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning Balance	1,593,530	1,593,530
Beginning Balance	(879,838)	(790,092)
Finite Lived Intangible Assets, Amortization expense	(89,747)	(89,746)
Finite Lived Intangible Assets, Gross, Ending balance	1,593,530	1,593,530
Finite Lived Intangible Assets, Accumulated Amortization, Ending Balance	$ (969,585)	(879,838)
Finite Lived Intangible Assets, weighted average amortization period	10 years 3 months 18 days
Accumulated Amortization [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning Balance	$ (883,514)	(793,768)
Finite Lived Intangible Assets, Amortization expense	(89,747)	(89,746)
Finite Lived Intangible Assets, Accumulated Amortization, Ending Balance	$ (973,261)	$ (883,514)